Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,124,122.32
Previously Paid Amount	0
Total Fee Amount	3,884
Total Offset Amount	0
Net Fee	$ 3,884